(American Family Letterhead)

April 27, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Post-Effective Amendment No. 13
To the Form N-4 Registration Statement
For American Family Variable Account II
File Numbers 333-45592 and 811-10121

Dear Commissioners:

American Family Life Insurance Company (the “Company”), on its own behalf and on behalf of American Family Variable Account II (the “Account”), provides this letter to the Securities and Exchange Commission (the “Commission”) in response to a request from the Commission staff on April 7, 2011, to counsel for the Company with respect to Post-Effective Amendment No. 12 to the Account’s registration statement.

The Company acknowledges that:

•

Commission staff comments or changes to disclosure in response to Commission staff comments in the filing reviewed by the Commission staff do not foreclose the Commission from taking any action with respect to the filing;

•	the Company, on behalf of the Account, is responsible for the adequacy and accuracy of the disclosure in the filing; and

•

the Company, on behalf of the Account, may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or further comments, please call the undersigned at 608.249.2111 or Thomas E. Bisset at 202.383.0118.

Very truly yours,

/S/ David C. Holman

DAVID C. HOLMAN

Chief Legal Officer; Secretary; Senior VP

American Family Life Insurance Company

cc: Thomas E. Bisset